Other liabilities	12 Months Ended
Dec. 31, 2018
Other liabilities
Other liabilities

20 Other liabilities

	2018	2017
	£m	£m
Retirement benefit liabilities (Note 5)	165	129
Deferred tax (Note 7)	454	583
Liabilities of disposal groups	1	10
Notes in circulation	2,152	2,186
Current tax	100	227
Accruals	1,047	1,074
Deferred income	451	469
Other liabilities	1,580	2,436
Provisions for liabilities and charges	3,004	7,757
	8,954	14,871

	Payment	Other		Litigation
	protection	customer		and other
	insurance	redress	DoJ (2)	regulatory	Other(3)	Total
Provisions for liabilities and charges	£m	£m	£m	£m	£m	£m
At 1 January 2018	1,053	870	3,243	641	1,950	7,757
Implementation of IFRS 9 on 1 January 2018	—	—	—	—	85	85
ECL impairment charge	—	—	—	—	(18)	(18)
RMBS transfer	—	—	(683)	683	—	—
Transfer from accruals and other liabilities	—	(4)	—	(4)	15	7
Currency translation and other movements	—	8	161	21	(1)	189
Charge to income statement	200	245	1,040	181	429	2,095
Releases to income statement	—	(134)	—	(325)	(304)	(763)
Provisions utilised	(558)	(449)	(3,761)	(414)	(1,166)	(6,348)
At 31 December 2018	695	536	—	783	990	3,004

Notes:

(1)	Refer to Note 33 for further details on the impact of IFRS 9 on classification and basis of preparation.
(2)	The RMBS provision has been redesignated DoJ and the remaining RMBS litigation matters transferred to Litigation and other regulatory as of 1 January 2018 to reflect progress on resolution.
(3)

Materially comprises provisions relating to property closures and restructuring costs. At 1 January 2018 Other provisions for liabilities and charges included £800 million in respect of a package of remedies that would conclude its State Aid commitments which were paid during 2018.

Payment protection insurance

To reflect the increased volume of complaints following the FCA’s introduction of an August 2019 PPI timebar as outlined in FCA announcement CP17/3 and the introduction of new Plevin (unfair commission) complaint handling rules, RBS increased its provision for PPI by £200 million in 2018 (2017 - £175 million, 2016 - £601 million, 2015 - £600 million) bringing the cumulative charge to £5.3 billion, of which £4.2 billion (79%) in redress and £0.4 billion in administrative expenses had been paid by 31 December 2018. Of the £5.3 billion cumulative charge, £4.8 billion relates to redress and £0.5 billion to administrative expenses.

The principal assumptions underlying the Group's provision in respect of PPI sales are: assessment of the total number of complaints that the Group will receive; the proportion of these that will result in redress; and the average cost of such redress. The number of complaints has been estimated from an analysis of the Group's portfolio of PPI policies sold by vintage and by product. Estimates of the percentage of policyholders that will lodge complaints (the take up rate) and of the number of these that will be upheld (the uphold rate) have been established based on recent experience, guidance in FCA policy statements and the expected rate of responses from proactive customer contact. The average redress assumption is based on recent experience and FCA calculation rules. The table below shows the sensitivity of the provision to changes in the principal assumptions (all other assumptions remaining the same).

					Sensitivity
	Actual to		Future		Change in assumption	Consequential change in provision
Assumptions	date		expected		%	£m
Customer initiated complaints (1)	2,779	k	260	k	+/- 5	+/- 18
Uphold rate (2)	89%		90%		+/- 1	+/- 4
Average redress (3)	£1,664		£1,512		+/- 5	+/- 18
Processing costs per claim (4)	£152		£151		+/- 20k claims	+/- 3

Notes:

(1)	Claims received directly by RBS to date, including those received via CMCs and Plevin (commission) only. Excluding those for proactive mailings and where no PPI policy exists.
(2)

Average uphold rate per customer initiated claims received directly by RBS including those received via CMCs, to end of timebar for both PPI (mis-sale) and Plevin (commission), excluding those for which no PPI policy exists.

(3)	Average redress for PPI (mis-sale) and Plevin (commission) pay-outs.
(4)	Processing costs per claim on a valid complaints basis, includes direct staff costs and associated overhead - excluding FOS fees.

Background information for all material provisions is given in Note 27

Critical accounting policy:  Provisions for liabilities

Judgment is involved in determining whether an obligation exists, and in estimating the probability, timing and amount of any outflows. Where the Group can look to another party such as an insurer to pay some or all of the expenditure required to settle a provision, any reimbursement is recognised when, and only when, it is virtually certain that it will be received.

Estimates - Provisions are liabilities of uncertain timing or amount, and are recognised when there is a present obligation as a result of a past event, the outflow of economic benefit is probable and the outflow can be estimated reliably. Any difference between the final outcome and the amounts provided will affect the reported results in the period when the matter is resolved.